Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2020
Entity Registrant Name	ABERDEEN INVESTMENT FUNDS
Entity Central Index Key	0000887210
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 26, 2021
Document Effective Date	Feb. 26, 2021
Prospectus Date	Feb. 26, 2021
Aberdeen International Sustainable Leaders Fund (formerly, Aberdeen Select International Equity Fund) | Institutional Class
Prospectus:
Trading Symbol	JIEIX
Aberdeen International Sustainable Leaders Fund (formerly, Aberdeen Select International Equity Fund) | Class A
Prospectus:
Trading Symbol	BJBIX
Aberdeen Global Equity Impact Fund | Institutional Class
Prospectus:
Trading Symbol	JETIX
Aberdeen Global Equity Impact Fund | Class A
Prospectus:
Trading Symbol	JETAX
Aberdeen Total Return Bond Fund | Institutional Class
Prospectus:
Trading Symbol	JBGIX
Aberdeen Total Return Bond Fund | Class A
Prospectus:
Trading Symbol	BJBGX
Aberdeen Global High Income Fund | Institutional Class
Prospectus:
Trading Symbol	JHYIX
Aberdeen Global High Income Fund | Class A
Prospectus:
Trading Symbol	BJBHX